PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of property, plant and equipment

	2022	2021
Property, plant and equipment	26,961.3	26,664.0
Right of use assets	3,094.5	2,560.3
	30,055.8	29,224.3

Schedule of Reconciliation of changes in property, plant and equipment

	Land and buildings	Plant and equipment	Fixtures and fittings	Under construction	Total
Acquisition cost
At December 31, 2020	12,385.1	34,037.4	7,219.4	2,830.7	56,472.6
Effects of movements in foreign exchange in the balance sheet	54.1	129.0	4.3	6.0	193.4
Effects of application of IAS 29 (hyperinflation)	544.2	1,170.1	216.4	148.7	2,079.4
Acquisition through business combinations	0.9	8.6	0.5	1.1	11.1
Acquisitions	11.3	960.1	45.2	6,294.5	7,311.1
Disposals and write-offs	(117.7)	(1,238.4)	(360.4)	(3.4)	(1,719.9)
Transfers from/(to) other asset categories	662.0	2,402.9	401.5	(3,872.9)	(406.5)
At December 31, 2021	13,539.9	37,469.7	7,526.9	5,404.7	63,941.2
Effects of movements in foreign exchange in the balance sheet	(1,075.9)	(3,378.4)	(879.5)	(360.7)	(5,694.5)
Effects of application of IAS 29 (hyperinflation)	870.5	2,891.0	744.4	252.7	4,758.6
Acquisitions	11.2	1,283.5	87.3	4,923.7	6,305.7
Disposals and write-offs	(24.6)	(1,531.4)	(349.8)	-	(1,905.8)
Transfers from/(to) other asset categories	1,173.1	3,083.9	553.4	(5,870.4)	(1,060.0)
At December 31, 2022	14,494.2	39,818.3	7,682.7	4,350.0	66,345.2

	Land and buildings	Plant and equipment	Fixtures and fittings	Under construction	Total
Depreciation
At December 31, 2020	(3,993.6)	(23,831.0)	(5,795.1)	-	(33,619.7)
Effects of movements in foreign exchange in the balance sheet	(39.7)	(52.4)	10.6	-	(81.5)
Effects of application of IAS 29 (hyperinflation)	(94.1)	(557.6)	(146.6)	-	(798.3)
Acquisition through business combinations	(0.3)	(1.1)	(0.2)	-	(1.6)
Depreciation	(398.1)	(3,098.5)	(634.4)	-	(4,131.0)
Disposals and write-offs	46.6	1,222.6	320.6	-	1,589.8
Transfers from/(to) other asset categories	36.6	1.3	5.4	-	43.3
Impairment losses	(7.1)	(269.0)	(2.1)	-	(278.2)
At December 31, 2021	(4,449.7)	(26,585.7)	(6,241.8)	-	(37,277.2)
Effects of movements in foreign exchange in the balance sheet	243.8	2,311.1	767.9	-	3,322.8
Effects of application of IAS 29 (hyperinflation)	(157.8)	(1,938.4)	(647.7)	-	(2,743.9)
Depreciation	(436.4)	(3,161.0)	(579.7)	-	(4,177.1)
Disposals and write-offs	4.5	1,515.7	335.2	-	1,855.4
Transfers from/(to) other asset categories	0.1	32.7	7.3	-	40.1
Impairment losses	(0.4)	(403.6)	-	-	(404.0)
At December 31, 2022	(4,795.9)	(28,229.2)	(6,358.8)	-	(39,383.9)

Carrying amount:
At December 31, 2021	9,090.2	10,884.0	1,285.1	5,404.7	26,664.0
At December 31, 2022	9,698.3	11,589.1	1,323.9	4,350.0	26,961.3

The balances of fixed assets provided as security are not material.

Right-of-use asset:

	Buildings	Machinery, equipment and vehicles	Others	Total
Acquisition cost
At December 31, 2020	1,791.6	1,905.9	175.5	3,873.0
Effects of movements in foreign exchange in the balance sheet	51.8	4.0	6.3	62.1
Additions	803.9	1,409.6	71.2	2,284.7
Write-offs	(312.4)	(1,327.8)	(122.7)	(1,762.9)
Transfers from/(to) other asset categories	(27.7)	(76.5)	90.3	(13.9)
At December 31, 2021	2,307.2	1,915.2	220.6	4,443.0
Effects of movements in foreign exchange in the balance sheet	(111.6)	(11.7)	(5.4)	(128.7)
Additions	628.0	915.0	94.7	1,637.7
Write-offs	(11.2)	(252.5)	-	(263.7)
Transfers from/(to) other asset categories	(114.0)	21.7	(7.8)	(100.1)
At December 31, 2022	2,698.4	2,587.7	302.1	5,588.2

	Buildings	Machinery, equipment and vehicles	Others	Total
Depreciation
At December 31, 2020	(812.9)	(1,017.9)	(126.7)	(1,957.5)
Effects of movements in foreign exchange in the balance sheet	(19.3)	(1.5)	(3.6)	(24.4)
Depreciation	(476.3)	(489.4)	(58.7)	(1,024.4)
Write-offs	205.8	794.9	109.6	1,110.3
Transfers (from)/to other asset categories	1.5	43.1	(31.2)	13.4
At December 31, 2021	(1,101.2)	(670.8)	(110.6)	(1,882.6)
Effects of movements in foreign exchange in the balance sheet	47.3	6.0	2.8	56.1
Depreciation	(391.6)	(415.3)	(38.6)	(845.5)
Write-offs	20.9	58.0	-	78.9
Transfers (from)/to other asset categories	77.1	11.8	10.5	99.4
At December 31, 2022	(1,347.5)	(1,010.3)	(135.9)	(2,493.7)

Carrying amount:
At December 31, 2021	1,206.0	1,244.4	110.0	2,560.4
At December 31, 2022	1,350.9	1,577.4	166.2	3,094.5

Schedule of average discount rate applied for IFRS 16

	Rate %
Lease Term	2022	2021	2020
2022 - 2026	9.46%	7.29%	10.54%
2027 - 2031	10.27%	9.78%	8.19%
2032 - 2036	15.16%	14.47%	10.97%